LVIP Delaware Diversified Income Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.61%
•Fannie Mae Connecticut Avenue Securities
Series 2017-C03 1M2 3.46% (LIBOR01M + 3.00%) 10/25/29	2,153,169	$ 2,195,865
Series 2017-C04 2M2 3.31% (LIBOR01M + 2.85%) 11/25/29	793,612	807,442
Series 2018-C01 1M2 2.71% (LIBOR01M + 2.25%) 7/25/30	1,569,844	1,583,501
Series 2018-C03 1M2 2.61% (LIBOR01M + 2.15%) 10/25/30	1,187,247	1,189,469
Series 2022-R02 Class 2M2 3.10% 1/25/42	1,600,000	1,562,156
•Fannie Mae REMIC Trust
Series 2002-W6 2A1 7.00% 6/25/42	8,038	8,070
Series 2004-W11 1A2 6.50% 5/25/44	13,829	14,579
•Freddie Mac STACR REMIC Trust
Series 2019-DNA4 M2 2.41% (LIBOR01M + 1.95%) 10/25/49	579,281	580,288
Series 2019-HQA4 M2 2.51% (LIBOR01M + 2.05%) 11/25/49	525,486	525,251
Series 2020-DNA2 M2 2.31% (LIBOR01M + 1.85%) 2/25/50	988,991	987,064
Series 2020-DNA6 M2 2.10% (SOFR30A + 2.00%) 12/25/50	6,500,000	6,439,962
Series 2021-DNA1 M2 1.90% (SOFR30A + 1.80%) 1/25/51	13,900,000	13,639,901
Series 2021-DNA3 M2 2.20% (SOFR30A + 2.10%) 10/25/33	4,800,000	4,698,765
Series 2021-DNA5 M2 1.75% (SOFR30A + 1.65%) 1/25/34	6,250,000	6,154,684
Series 2021-HQA1 2.35% (SOFR30A + 2.25%) 8/25/33	13,900,000	13,358,257
Series 2021-HQA2 M2 2.15% (SOFR30A + 2.05%) 12/25/33	9,575,000	9,042,811
Series 2022-DNA1 Class M2 2.60% 1/25/42	1,600,000	1,496,032
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-HQA2 M2AS 1.51% (LIBOR01M + 1.05%) 12/25/29	503,735	505,179
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2018-HQA1 M2 2.76% (LIBOR01M + 2.30%) 9/25/30	1,513,486	$ 1,514,224
♦•Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	7,377	8,397
Series T-58 2A 6.50% 9/25/43	2,081	2,232
GNMA Series 2013-113 LY 3.00% 5/20/43	378,000	372,850
Total Agency Collateralized Mortgage Obligations (Cost $68,104,037)		66,686,979
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.30%
♦Freddie Mac Multifamily Structured Pass Through Certificates 3.00% 6/25/27	2,545,000	2,532,434
•FREMF Mortgage Trust
3.49% 6/25/46	2,400,000	2,407,301
4.56% 1/25/47	1,500,000	1,532,570
Series 2017-K71 B 3.75% 11/25/50	1,175,000	1,183,816
Total Agency Commercial Mortgage-Backed Securities (Cost $7,670,180)		7,656,121
AGENCY MORTGAGE-BACKED SECURITIES–20.03%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	7,048,627	6,857,578
2.50% 7/1/36	24,325,649	24,077,825
Fannie Mae S.F. 20 yr
2.00% 3/1/41	6,234,503	5,851,244
2.00% 5/1/41	5,831,377	5,472,985
2.50% 10/1/41	4,503,378	4,362,157
3.00% 9/1/37	1,896,663	1,892,699
Fannie Mae S.F. 30 yr
2.00% 11/1/50	7,706,494	7,178,247
2.00% 12/1/50	10,545,856	9,822,170
2.00% 1/1/51	8,915,294	8,303,455
2.00% 2/1/51	5,828,387	5,427,084
2.00% 3/1/51	32,549,363	30,311,085
2.00% 8/1/51	2,791,135	2,594,774
2.50% 1/1/43	2,502,331	2,415,509
2.50% 11/1/50	15,978,705	15,276,253
2.50% 1/1/51	6,133,881	5,864,025
2.50% 7/1/51	13,903,254	13,283,094
2.50% 10/1/51	6,091,995	5,820,259
2.50% 11/1/51	3,411,603	3,259,791
2.50% 12/1/51	176,325	168,460
2.50% 2/1/52	13,360,577	12,767,309
3.00% 10/1/46	7,764,994	7,719,817
3.00% 4/1/47	830,341	824,992
3.00% 11/1/48	1,422,404	1,412,475
LVIP Delaware Diversified Income Fund–1

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 12/1/49	11,997,315	$ 11,790,683
3.00% 7/1/50	1,723,373	1,689,553
3.00% 5/1/51	1,222,587	1,204,262
3.00% 7/1/51	9,365,429	9,198,575
3.00% 8/1/51	117,227	114,921
3.00% 12/1/51	4,348,632	4,258,553
3.50% 7/1/47	3,854,069	3,930,536
3.50% 1/1/48	1,898,746	1,922,742
3.50% 2/1/48	2,608,067	2,642,912
3.50% 3/1/48	1,252,733	1,270,078
3.50% 7/1/48	430,841	436,121
3.50% 11/1/48	2,289,071	2,315,198
3.50% 1/1/50	2,806,877	2,821,303
3.50% 3/1/50	1,674,140	1,690,421
3.50% 8/1/50	11,362,970	11,542,988
3.50% 1/1/52	2,508,631	2,526,358
3.50% 3/1/52	651,000	656,153
3.50% 4/1/52	5,647,000	5,683,430
4.00% 4/1/47	1,140,947	1,186,618
4.00% 6/1/48	4,031,383	4,160,536
4.00% 9/1/48	260,161	267,972
4.00% 10/1/48	5,460,350	5,693,909
4.00% 6/1/49	1,209,079	1,252,509
4.50% 6/1/40	299,832	319,014
4.50% 7/1/40	428,589	436,601
4.50% 8/1/41	1,006,813	1,071,505
4.50% 5/1/46	73,589	78,246
4.50% 4/1/48	416,313	442,642
4.50% 12/1/48	61,511	63,724
4.50% 1/1/49	6,719,349	7,050,289
4.50% 1/1/50	7,598,620	8,039,784
5.00% 7/1/47	966,707	1,045,377
5.00% 7/1/49	1,990,858	2,116,213
5.50% 5/1/44	13,795,673	15,106,448
6.00% 6/1/41	2,414,612	2,686,964
6.00% 7/1/41	11,980,953	13,376,094
6.00% 1/1/42	1,979,327	2,209,272
Fannie Mae S.F. 30 yr TBA
3.00% 4/15/52	25,733,000	25,170,091
3.50% 4/15/52	18,119,000	18,150,142
Freddie Mac S.F. 15 yr
2.00% 12/1/35	4,192,318	4,076,098
2.50% 7/15/45	915,823	875,493
3.00% 3/1/35	15,384,873	15,544,001
3.00% 5/25/43	13,789	13,400
3.50% 5/25/47	959,483	962,085
•7.50% 1/19/39	162	167
Freddie Mac S.F. 20 yr
2.00% 3/1/41	7,105,471	6,667,997
2.00% 4/1/41	6,488,933	6,089,412
2.50% 1/1/40	3,720,712	3,594,830
2.50% 6/1/41	12,365,119	11,953,450
3.00% 4/1/42	2,711,000	2,690,885
•6.50% 1/25/44	2,312	2,411
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr
2.50% 10/1/50	5,347,827	$ 5,125,061
2.50% 2/1/51	17,625,685	16,894,727
2.50% 3/1/51	9,083,647	8,696,397
3.00% 11/1/46	3,307,957	3,288,074
3.00% 11/1/49	5,202,951	5,111,160
3.00% 12/1/49	1,766,628	1,736,607
3.00% 1/1/50	1,388,564	1,366,849
3.00% 5/1/51	11,891,232	11,765,685
3.00% 8/1/51	3,104,651	3,046,341
3.00% 2/1/52	4,201,240	4,113,227
3.50% 12/1/47	1,336,933	1,352,645
3.50% 11/1/48	3,262,574	3,309,336
3.50% 2/1/52	4,771,327	4,786,820
4.00% 12/1/45	1,628,264	1,703,173
4.00% 7/1/47	342,214	353,507
4.00% 10/1/47	3,123,855	3,206,394
4.50% 3/1/49	362,762	378,168
4.50% 4/1/49	1,719,156	1,807,277
4.50% 8/1/49	3,655,244	3,857,308
5.50% 9/1/41	3,541,092	3,892,333
GNMA I S.F. 30 yr 3.00% 3/15/50	839,375	829,849
GNMA II S.F. 30 yr
3.00% 12/20/51	5,660,291	5,603,441
3.00% 1/20/52	10,793,331	10,684,761
5.50% 5/20/37	123,335	137,529
Total Agency Mortgage-Backed Securities (Cost $540,268,524)		512,098,922
AGENCY OBLIGATIONS–0.06%
Airport Authority
2.50% 1/12/32	805,000	748,331
3.25% 1/12/52	795,000	709,573
Total Agency Obligations (Cost $1,591,872)		1,457,904
CONVERTIBLE BONDS–0.34%
Kaman Corp. 3.25% exercise price $3.25, maturity date 5/1/24	5,311,000	5,450,679
Spirit Airlines, Inc. 1.00% exercise price $1.00, maturity date 5/15/26	3,603,000	3,231,891
Total Convertible Bonds (Cost $8,542,364)		8,682,570
CORPORATE BONDS–45.78%
Aerospace & Defense–0.61%
Boeing Co.
3.25% 2/1/28	2,935,000	2,827,266
3.75% 2/1/50	4,955,000	4,412,111
Teledyne Technologies, Inc.
2.25% 4/1/28	3,910,000	3,627,105
2.75% 4/1/31	3,420,000	3,169,052

LVIP Delaware Diversified Income Fund–2

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
TransDigm, Inc. 6.25% 3/15/26	1,583,000	$ 1,625,171
		15,660,705
Agriculture–0.20%
BAT Capital Corp. 2.26% 3/25/28	2,835,000	2,543,766
BAT International Finance PLC 1.67% 3/25/26	2,005,000	1,839,804
πKernel Holding SA 6.50% 10/17/24	855,000	433,160
πMHP Lux SA 6.25% 9/19/29	785,000	345,400
		5,162,130
Airlines–1.94%
Azul Investments LLP
5.88% 10/26/24	800,000	704,008
7.25% 6/15/26	745,000	627,663
Delta Air Lines, Inc.
7.00% 5/1/25	7,857,000	8,415,751
7.38% 1/15/26	1,830,000	1,987,353
Gol Finance SA 8.00% 6/30/26	755,000	678,435
Grupo Aeromexico SAB de CV 8.50% 3/17/27	9,000,000	9,041,850
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	7,685,000	8,011,612
Southwest Airlines Co.
5.13% 6/15/27	4,526,000	4,838,455
5.25% 5/4/25	3,255,000	3,418,209
United Airlines, Inc.
4.38% 4/15/26	3,735,000	3,674,026
4.63% 4/15/29	8,693,000	8,266,608
		49,663,970
Auto Manufacturers–1.33%
Daimler Trucks Finance North America LLC 2.38% 12/14/28	1,135,000	1,033,300
Ford Motor Credit Co. LLC
2.30% 2/10/25	620,000	588,515
2.90% 2/16/28	1,500,000	1,355,625
2.90% 2/10/29	900,000	801,648
4.54% 8/1/26	8,815,000	8,801,998
General Motors Co.
5.00% 10/1/28	2,289,000	2,386,892
5.40% 10/2/23	1,300,000	1,345,082
6.13% 10/1/25	1,300,000	1,395,578
6.60% 4/1/36	3,116,000	3,618,603
General Motors Financial Co., Inc.
2.35% 1/8/31	1,045,000	904,218
3.10% 1/12/32	535,000	480,866
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc. (continued)
4.35% 4/9/25	2,080,000	$ 2,115,449
5.25% 3/1/26	5,505,000	5,765,958
μ5.70% 9/30/30	2,175,000	2,278,747
Kia Corp. 2.38% 2/14/25	1,175,000	1,142,011
		34,014,490
Auto Parts & Equipment–0.33%
Aptiv PLC
3.10% 12/1/51	7,302,000	5,804,974
3.25% 3/1/32	1,698,000	1,609,361
Nemak SAB de CV 3.63% 6/28/31	1,110,000	968,653
		8,382,988
Banks–9.45%
Access Bank PLC
6.13% 9/21/26	790,000	742,600
μ9.13% 10/7/26	885,000	820,838
Akbank TAS 6.80% 2/6/26	1,135,000	1,104,888
Banco Continental SAECA 2.75% 12/10/25	1,695,000	1,548,823
Banco de Bogota SA 6.25% 5/12/26	755,000	771,988
Banco del Estado de Chile 2.70% 1/9/25	530,000	525,230
μBanco GNB Sudameris SA 7.50% 4/16/31	780,000	726,086
μBanco Industrial SA 4.88% 1/29/31	1,020,000	991,848
μBanco Mercantil del Norte SA
6.63% 1/24/32	795,000	733,388
8.38% 10/14/30	655,000	683,663
Banco Nacional de Panama 2.50% 8/11/30	360,000	317,927
μBangkok Bank PCL 5.00% 9/23/25	800,000	789,000
μBank Hapoalim BM 3.26% 1/21/32	1,480,000	1,361,600
μBank Leumi Le-Israel BM 3.28% 1/29/31	925,000	867,188
μBank of America Corp.
2.48% 9/21/36	23,465,000	20,174,548
2.55% 2/4/28	1,610,000	1,538,327
2.97% 2/4/33	1,180,000	1,105,651
4.38% 1/27/27	1,105,000	1,038,479
Bank of China Ltd. 5.00% 11/13/24	845,000	878,546
Bank of Georgia JSC 6.00% 7/26/23	1,360,000	1,305,600
Bank of Montreal 1.85% 5/1/25	65,000	62,465

LVIP Delaware Diversified Income Fund–3

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of New York Mellon Corp. 4.70% 9/20/25	4,870,000	$ 4,986,880
Barclays PLC
μ2.67% 3/10/32	2,020,000	1,811,290
5.20% 5/12/26	6,918,000	7,193,060
μBBVA Bancomer SA 5.13% 1/18/33	790,000	745,570
CIMB Bank Bhd 2.13% 7/20/27	1,020,000	964,444
μCitigroup, Inc.
2.52% 11/3/32	2,245,000	2,014,113
3.06% 1/25/33	1,505,000	1,406,172
3.07% 2/24/28	1,525,000	1,485,287
4.00% 12/10/25	800,000	768,000
Credit Agricole SA 2.81% 1/11/41	3,005,000	2,482,207
μCredit Suisse Group AG
2.59% 9/11/25	3,660,000	3,535,595
4.19% 4/1/31	3,035,000	2,994,058
4.50% 9/3/30	1,565,000	1,355,681
5.25% 2/11/27	1,670,000	1,544,750
7.25% 9/12/25	2,585,000	2,614,081
μDeutsche Bank AG
3.55% 9/18/31	5,030,000	4,743,206
3.73% 1/14/32	4,715,000	4,205,534
3.74% 1/7/33	4,149,000	3,666,887
Emirates NBD Bank PJSC 2.63% 2/18/25	930,000	909,252
Fifth Third Bancorp 3.65% 1/25/24	820,000	830,108
Goldman Sachs Group, Inc.
μ1.54% 9/10/27	870,000	795,118
μ1.99% 1/27/32	6,340,000	5,492,215
μ2.62% 4/22/32	3,485,000	3,167,380
μ2.65% 10/21/32	1,405,000	1,270,209
μ3.10% 2/24/33	595,000	560,840
3.50% 4/1/25	3,505,000	3,531,140
μ3.62% 3/15/28	2,180,000	2,176,948
Hana Bank 1.25% 12/16/26	635,000	584,158
ICICI Bank Ltd. 4.00% 3/18/26	980,000	987,311
μJPMorgan Chase & Co.
1.47% 9/22/27	3,530,000	3,253,126
1.95% 2/4/32	1,420,000	1,243,924
2.52% 4/22/31	2,905,000	2,692,990
2.55% 11/8/32	2,225,000	2,033,085
2.58% 4/22/32	2,175,000	1,992,633
2.96% 1/25/33	2,095,000	1,975,068
3.11% 4/22/41	1,290,000	1,165,822
3.33% 4/22/52	2,205,000	2,038,215
3.70% 5/6/30	230,000	231,218
4.02% 12/5/24	8,915,000	9,057,716
4.60% 2/1/25	2,405,000	2,317,819
5.00% 8/1/24	2,495,000	2,486,704
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley
μ1.79% 2/13/32	175,000	$ 150,487
μ2.48% 1/21/28	1,165,000	1,110,621
μ2.48% 9/16/36	21,715,000	18,617,225
5.00% 11/24/25	4,065,000	4,284,999
μNBK SPC Ltd. 1.63% 9/15/27	1,925,000	1,758,526
NongHyup Bank 0.88% 7/28/24	800,000	762,943
Oversea-Chinese Banking Corp. Ltd. 4.25% 6/19/24	1,220,000	1,243,945
PNC Bank NA
2.70% 11/1/22	490,000	492,674
3.88% 4/10/25	2,530,000	2,578,761
QNB Finance Ltd. 2.63% 5/12/25	2,150,000	2,101,625
μShinhan Financial Group Co. Ltd. 3.34% 2/5/30	690,000	679,462
μState Street Corp. 2.20% 2/7/28	2,150,000	2,060,194
SVB Financial Group
1.80% 10/28/26	5,775,000	5,365,941
1.80% 2/2/31	1,505,000	1,295,879
μ4.00% 5/15/26	7,415,000	6,858,875
μ4.10% 2/15/31	4,850,000	4,122,500
Truist Bank
2.25% 3/11/30	4,195,000	3,845,127
μ2.64% 9/17/29	10,165,000	9,997,429
μTruist Financial Corp. 4.95% 9/1/25	2,750,000	2,816,000
U.S. Bancorp
1.45% 5/12/25	2,975,000	2,843,734
μ2.22% 1/27/28	1,265,000	1,208,258
μ2.49% 11/3/36	1,685,000	1,510,945
μ2.68% 1/27/33	1,320,000	1,254,895
3.38% 2/5/24	4,245,000	4,303,369
3.60% 9/11/24	2,640,000	2,683,319
μ3.70% 1/15/27	2,105,000	1,905,025
3.95% 11/17/25	4,130,000	4,267,352
U.S. Bank NA 3.40% 7/24/23	2,360,000	2,391,557
UBS Group AG
μ3.18% 2/11/43	1,160,000	1,030,715
4.13% 9/24/25	5,765,000	5,872,645
μWells Fargo & Co.
3.53% 3/24/28	990,000	988,012
3.90% 3/15/26	3,815,000	3,656,868
		241,458,404
Beverages–0.42%
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/50	6,970,000	7,447,043

LVIP Delaware Diversified Income Fund–4

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Central American Bottling/ CBC Bottling Holdco SL / Beliv Holdco SL 5.25% 4/27/29	1,165,000	$ 1,159,175
Cia Cervecerias Unidas S.A. 3.35% 1/19/32	1,095,000	1,040,677
Coca-Cola Icecek AS 4.50% 1/20/29	1,195,000	1,123,169
		10,770,064
Biotechnology–0.83%
Amgen, Inc. 2.80% 8/15/41	8,230,000	7,065,905
Biogen, Inc. 3.15% 5/1/50	5,985,000	4,901,071
Gilead Sciences, Inc. 4.15% 3/1/47	6,535,000	6,719,557
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	1,555,000	1,349,392
Royalty Pharma PLC 1.75% 9/2/27	1,285,000	1,166,229
		21,202,154
Building Materials–0.22%
Cemex SAB de CV 5.20% 9/17/30	880,000	875,600
GCC SAB de CV 3.61% 4/20/32	1,175,000	1,089,813
Standard Industries, Inc. 3.38% 1/15/31	2,925,000	2,559,375
UltraTech Cement Ltd. 2.80% 2/16/31	1,220,000	1,071,364
		5,596,152
Chemicals–1.42%
GC Treasury Center Co. Ltd. 5.20% 3/30/52	840,000	853,020
ICL Group Ltd. 6.38% 5/31/38	735,000	797,100
International Flavors & Fragrances, Inc. 3.27% 11/15/40	6,330,000	5,643,117
LYB International Finance III LLC 3.38% 10/1/40	5,670,000	5,075,495
MEGlobal Canada ULC 5.00% 5/18/25	735,000	757,689
Methanex Corp. 5.25% 12/15/29	5,515,000	5,597,725
OCP SA
3.75% 6/23/31	960,000	868,800
4.50% 10/22/25	1,060,000	1,059,760
Olin Corp. 5.63% 8/1/29	1,415,000	1,432,645
πPhosagro OAO Via Phosagro Bond Funding DAC 3.95% 4/24/23	705,000	197,400
Sasol Financing USA LLC
4.38% 9/18/26	1,080,000	1,031,400
5.88% 3/27/24	3,620,000	3,668,146
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Westlake Corp. 3.13% 8/15/51	11,475,000	$ 9,432,332
		36,414,629
Coal–0.04%
Indika Energy Capital IV Pte. Ltd. 8.25% 10/22/25	1,115,000	1,126,708
		1,126,708
Commercial Services–1.20%
Ashtead Capital, Inc.
1.50% 8/12/26	5,345,000	4,850,761
2.45% 8/12/31	4,810,000	4,232,589
Bidvest Group UK PLC 3.63% 9/23/26	1,445,000	1,349,341
Global Payments, Inc.
2.15% 1/15/27	1,120,000	1,051,204
2.65% 2/15/25	3,604,000	3,526,416
2.90% 5/15/30	1,124,000	1,037,388
2.90% 11/15/31	4,135,000	3,767,262
3.20% 8/15/29	2,365,000	2,246,780
Hutama Karya Persero PT 3.75% 5/11/30	300,000	300,594
International Container Terminal Services, Inc. 4.75% 6/17/30	1,380,000	1,375,446
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25% 1/15/28	4,610,000	4,511,323
StoneCo Ltd. 3.95% 6/16/28	930,000	781,200
United Rentals North America, Inc. 3.88% 2/15/31	1,639,000	1,544,757
		30,575,061
Diversified Financial Services–2.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	1,914,651
3.40% 10/29/33	8,450,000	7,573,672
3.65% 7/21/27	3,144,000	3,046,282
4.50% 9/15/23	860,000	866,466
4.63% 10/15/27	1,405,000	1,432,410
6.50% 7/15/25	2,870,000	3,039,144
Air Lease Corp.
2.88% 1/15/26	3,870,000	3,735,222
2.88% 1/15/32	4,270,000	3,823,086
3.00% 2/1/30	5,465,000	5,033,550
3.38% 7/1/25	1,255,000	1,236,911
μ4.13% 12/15/26	5,260,000	4,471,000
4.63% 10/1/28	3,740,000	3,808,374
μAlly Financial, Inc. 4.70% 5/15/26	4,335,000	4,080,579
B3 SA - Brasil Bolsa Balcao 4.13% 9/20/31	1,225,000	1,103,541

LVIP Delaware Diversified Income Fund–5

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
BOC Aviation USA Corp. 1.63% 4/29/24	770,000	$ 739,624
μCharles Schwab Corp. 5.38% 6/1/25	4,755,000	4,897,650
Jefferies Group LLC
2.63% 10/15/31	5,310,000	4,787,177
6.50% 1/20/43	750,000	898,526
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15% 1/23/30	2,135,000	2,168,967
XP, Inc. 3.25% 7/1/26	1,200,000	1,135,848
		59,792,680
Electric–4.03%
Abu Dhabi National Energy Co. PJSC 2.00% 4/29/28	1,235,000	1,150,205
μAES Andes SA 7.13% 3/26/79	1,115,000	1,119,192
Alfa Desarrollo SpA 4.55% 9/27/51	1,426,145	1,237,181
Calpine Corp.
4.50% 2/15/28	896,000	874,030
5.00% 2/1/31	2,905,000	2,643,550
5.13% 3/15/28	855,000	814,456
CenterPoint Energy, Inc. 4.25% 11/1/28	1,560,000	1,603,986
Cikarang Listrindo Tbk PT 4.95% 9/14/26	1,190,000	1,178,695
Clean Renewable Power Mauritius Pte. Ltd. 4.25% 3/25/27	813,400	779,237
CLP Power Hong Kong Financing Ltd. 2.88% 4/26/23	545,000	545,660
μDuke Energy Corp. 4.88% 9/16/24	4,665,000	4,714,589
Duke Energy Indiana LLC 3.25% 10/1/49	2,480,000	2,203,224
μElectricite de France SA 2.88% 12/15/26	4,400,000	4,525,898
Enel Finance International NV
1.88% 7/12/28	5,420,000	4,884,990
2.25% 7/12/31	5,855,000	5,185,156
2.88% 7/12/41	3,145,000	2,591,739
Entergy Arkansas LLC 4.20% 4/1/49	1,930,000	2,067,368
Entergy Louisiana LLC 4.95% 1/15/45	545,000	565,530
Entergy Mississippi LLC 3.85% 6/1/49	2,400,000	2,380,381
Entergy Texas, Inc. 3.55% 9/30/49	1,380,000	1,298,635
Evergy Kansas Central, Inc. 3.45% 4/15/50	2,250,000	2,101,993
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Eversource Energy 2.90% 3/1/27	1,615,000	$ 1,582,512
Fells Point Funding Trust 3.05% 1/31/27	1,515,000	1,452,292
FirstEnergy Transmission LLC 4.55% 4/1/49	1,675,000	1,600,277
Greenko Power II Ltd. 4.30% 12/13/28	1,290,000	1,204,860
Infraestructura Energetica Nova SAB de CV 4.88% 1/14/48	755,000	656,624
Israel Electric Corp. Ltd. 3.75% 2/22/32	1,165,000	1,116,904
JSW Hydro Energy Ltd. 4.13% 5/18/31	540,400	502,572
Louisville Gas & Electric Co. 4.25% 4/1/49	5,265,000	5,494,524
Minejesa Capital BV 5.63% 8/10/37	745,000	678,419
Mong Duong Finance Holdings BV 5.13% 5/7/29	1,088,000	980,288
NextEra Energy Capital Holdings, Inc. 3.00% 1/15/52	1,990,000	1,698,927
Oglethorpe Power Corp. 3.75% 8/1/50	3,049,000	2,866,062
Oryx Funding Ltd. 5.80% 2/3/31	1,225,000	1,225,274
Pacific Gas & Electric Co.
2.10% 8/1/27	925,000	831,151
3.25% 6/1/31	825,000	746,236
3.30% 8/1/40	6,427,000	5,259,901
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.88% 7/17/29	1,120,000	1,099,101
4.13% 5/15/27	475,000	480,049
5.25% 5/15/47	528,000	525,360
PG&E Corp. 5.25% 7/1/30	2,640,000	2,560,536
Saudi Electricity Global Sukuk Co. 4 4.22% 1/27/24	1,135,000	1,156,281
μSempra Energy 4.88% 10/15/25	1,970,000	1,979,850
Sociedad de Transmision Austral S.A. 4.00% 1/27/32	1,450,000	1,405,862
Southern California Edison Co.
3.45% 2/1/52	2,806,000	2,521,033
3.65% 2/1/50	3,245,000	3,003,817
4.00% 4/1/47	1,745,000	1,676,650
4.88% 3/1/49	4,680,000	4,972,378
Southwestern Electric Power Co. 4.10% 9/15/28	8,995,000	9,173,165
		102,916,600

LVIP Delaware Diversified Income Fund–6

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Energy-Alternate Sources–0.30%
Azure Power Energy Ltd. 3.58% 8/19/26	737,230	$ 699,079
Energo-Pro AS 8.50% 2/4/27	1,245,000	1,170,300
Investment Energy Resources Ltd. 6.25% 4/26/29	730,000	737,307
Sweihan PV Power Co. PJSC 3.63% 1/31/49	4,345,000	4,012,694
UEP Penonome II SA 6.50% 10/1/38	985,965	936,667
		7,556,047
Engineering & Construction–0.61%
μAbertis Infraestructuras Finance BV 3.25% 11/24/25	3,000,000	3,245,438
Aeropuerto Internacional de Tocumen SA 5.13% 8/11/61	300,000	273,000
Aeropuertos Argentina 2000 SA 8.50% 8/1/31	1,292,543	1,035,327
Artera Services LLC 9.03% 12/4/25	2,610,000	2,608,082
Cellnex Finance Co. SA 3.88% 7/7/41	4,894,000	3,975,494
HTA Group Ltd. 7.00% 12/18/25	780,000	771,264
IHS Holding Ltd. 5.63% 11/29/26	820,000	776,130
^Rutas 2 & 7 Finance Ltd. 0.00% 9/30/36	1,546,667	1,121,488
πState Agency of Roads of Ukraine 6.25% 6/24/28	1,070,000	428,000
Summit Digitel Infrastructure Pvt Ltd. 2.88% 8/12/31	1,455,000	1,254,737
		15,488,960
Entertainment–0.39%
Magallanes, Inc.
3.76% 3/15/27	3,440,000	3,433,738
4.05% 3/15/29	575,000	577,852
4.28% 3/15/32	600,000	602,669
5.14% 3/15/52	2,320,000	2,373,580
Scientific Games International, Inc. 8.25% 3/15/26	2,875,000	2,993,594
		9,981,433
Food–0.19%
JBS USA Finance, Inc. 3.00% 2/2/29	2,627,000	2,429,975
Pilgrim's Pride Corp. 5.88% 9/30/27	2,431,000	2,453,827
		4,883,802
Forest Products & Paper–0.26%
Georgia-Pacific LLC 8.00% 1/15/24	5,305,000	5,769,395
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper (continued)
Suzano Austria GmbH 3.13% 1/15/32	860,000	$ 761,427
		6,530,822
Gas–0.04%
ENN Energy Holdings Ltd. 2.63% 9/17/30	1,120,000	1,005,104
		1,005,104
Health Care Products–0.30%
American Medical Systems Europe B.V.
1.38% 3/8/28	2,200,000	2,381,886
1.63% 3/8/31	2,200,000	2,369,182
Baxter International, Inc. 3.13% 12/1/51	3,516,000	3,009,885
		7,760,953
Health Care Services–0.44%
Centene Corp. 3.38% 2/15/30	1,980,000	1,863,051
HCA, Inc.
3.13% 3/15/27	3,415,000	3,336,772
7.58% 9/15/25	80,000	88,200
Tenet Healthcare Corp.
4.25% 6/1/29	3,400,000	3,259,750
6.13% 10/1/28	2,760,000	2,804,850
		11,352,623
Holding Companies-Diversified–0.04%
Inversiones La Construccion SA 4.75% 2/7/32	1,180,000	1,103,300
		1,103,300
Housewares–0.05%
Turkiye Sise ve Cam Fabrikalari AS 6.95% 3/14/26	1,265,000	1,246,025
		1,246,025
Insurance–1.54%
AIA Group Ltd. 3.38% 4/7/30	705,000	701,164
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	18,100,000	15,002,064
Arthur J Gallagher & Co. 3.50% 5/20/51	2,675,000	2,377,872
Brighthouse Financial, Inc.
3.85% 12/22/51	1,415,000	1,180,127
4.70% 6/22/47	1,945,000	1,889,306
5.63% 5/15/30	1,610,000	1,764,900
Brown & Brown, Inc. 4.95% 3/17/52	3,210,000	3,427,217
Jackson Financial, Inc.
3.13% 11/23/31	3,370,000	3,068,153
4.00% 11/23/51	2,860,000	2,417,441
μMetLife, Inc. 3.85% 9/15/25	2,875,000	2,835,325

LVIP Delaware Diversified Income Fund–7

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial, Inc. 3.70% 3/13/51	3,275,000	$ 3,199,282
Sagicor Financial Co. Ltd. 5.30% 5/13/28	1,465,000	1,459,506
		39,322,357
Internet–0.15%
Alibaba Group Holding Ltd. 2.70% 2/9/41	865,000	658,337
B2W Digital Lux Sarl 4.38% 12/20/30	1,030,000	886,789
JD.com, Inc. 3.88% 4/29/26	980,000	975,388
Tencent Holdings Ltd.
2.88% 4/22/31	685,000	625,672
3.68% 4/22/41	740,000	654,364
		3,800,550
Investment Company–0.04%
Huarong Finance 2019 Co. Ltd. 3.88% 11/13/29	1,020,000	923,100
		923,100
Iron & Steel–0.23%
CSN Inova Ventures 6.75% 1/28/28	935,000	968,894
CSN Resources SA 5.88% 4/8/32	3,100,000	3,006,783
JSW Steel Ltd. 5.05% 4/5/32	565,000	526,349
πMetinvest B.V. 7.75% 10/17/29	620,000	260,400
Vale Overseas Ltd. 3.75% 7/8/30	1,065,000	1,027,725
		5,790,151
Leisure Time–0.26%
Carnival Corp.
4.00% 8/1/28	1,105,000	1,027,650
7.63% 3/1/26	3,339,000	3,360,804
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	2,400,000	2,287,944
		6,676,398
Lodging–0.46%
MGM China Holdings Ltd. 4.75% 2/1/27	970,000	853,222
MGM Resorts International 4.75% 10/15/28	8,809,000	8,525,614
Sands China Ltd.
3.80% 1/8/26	750,000	709,687
4.38% 6/18/30	940,000	848,811
Wynn Macau Ltd. 5.63% 8/26/28	820,000	712,383
		11,649,717
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining–0.00%
Caterpillar, Inc. 2.60% 4/9/30	50,000	$ 48,760
		48,760
Machinery Diversified–0.09%
Otis Worldwide Corp.
3.11% 2/15/40	2,354,000	2,071,707
3.36% 2/15/50	406,000	359,434
		2,431,141
Media–2.23%
Altice Financing SA 5.00% 1/15/28	1,315,000	1,178,700
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70% 4/1/51	4,060,000	3,345,840
3.85% 4/1/61	2,485,000	1,997,841
4.46% 7/23/22	5,555,000	5,575,366
4.80% 3/1/50	1,635,000	1,553,102
4.91% 7/23/25	760,000	788,128
5.05% 3/30/29	5,770,000	6,109,410
Comcast Corp.
3.20% 7/15/36	3,645,000	3,487,214
3.70% 4/15/24	7,050,000	7,196,904
3.75% 4/1/40	835,000	840,522
CSC Holdings LLC 4.63% 12/1/30	1,680,000	1,404,967
Discovery Communications LLC
4.00% 9/15/55	1,005,000	867,093
4.13% 5/15/29	11,195,000	11,295,525
5.20% 9/20/47	1,755,000	1,825,594
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	7,011,337
Time Warner Entertainment Co. LP 8.38% 3/15/23	2,495,000	2,626,798
		57,104,341
Mining–1.06%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	1,580,000	1,481,913
Corp. Nacional del Cobre de Chile
3.70% 1/30/50	800,000	717,335
4.25% 7/17/42	200,000	193,747
First Quantum Minerals Ltd.
6.88% 10/15/27	670,000	701,825
7.50% 4/1/25	4,595,000	4,663,925
Newmont Corp.
2.25% 10/1/30	4,590,000	4,194,940
2.60% 7/15/32	1,335,000	1,228,105
2.80% 10/1/29	7,585,000	7,255,404

LVIP Delaware Diversified Income Fund–8

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Stillwater Mining Co. 4.00% 11/16/26	1,070,000	$ 1,027,735
Vedanta Resources Finance II PLC 8.95% 3/11/25	4,675,000	4,546,437
Volcan Cia Minera SAA 4.38% 2/11/26	1,135,000	1,086,763
		27,098,129
Office Business Equipment–0.25%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	1,120,000	1,055,628
3.28% 12/1/28	4,860,000	4,577,634
3.57% 12/1/31	910,000	843,069
		6,476,331
Oil & Gas–2.65%
BP Capital Markets America, Inc. 2.72% 1/12/32	2,625,000	2,470,394
μBP Capital Markets PLC 4.88% 3/22/30	6,940,000	6,957,350
Canacol Energy Ltd. 5.75% 11/24/28	2,290,000	2,152,600
CNX Resources Corp. 6.00% 1/15/29	4,420,000	4,464,200
ConocoPhillips Co. 3.80% 3/15/52	2,775,000	2,823,641
Continental Resources, Inc. 4.38% 1/15/28	7,465,000	7,568,017
Devon Energy Corp. 4.75% 5/15/42	3,045,000	3,217,701
Diamondback Energy, Inc. 4.25% 3/15/52	1,310,000	1,294,728
Ecopetrol SA
4.63% 11/2/31	2,135,000	1,932,175
5.38% 6/26/26	710,000	718,477
Equinor ASA 1.75% 1/22/26	1,235,000	1,182,554
Geopark Ltd. 5.50% 1/17/27	1,025,000	976,067
KazMunayGas National Co. JSC 6.38% 10/24/48	481,000	453,149
Kosmos Energy Ltd. 7.75% 5/1/27	795,000	781,088
πLukoil Capital DAC 2.80% 4/26/27	1,760,000	932,800
πLukoil Capital DAC 3.60% 10/26/31	1,570,000	800,700
Medco Laurel Tree Pte. Ltd. 6.95% 11/12/28	2,140,000	2,088,506
Murphy Oil Corp. 5.88% 12/1/27	4,950,000	5,036,625
Oil & Gas Holding Co. BSCC 7.63% 11/7/24	404,000	424,200
PDC Energy, Inc. 5.75% 5/15/26	2,280,000	2,311,327
Pertamina Persero PT 3.65% 7/30/29	410,000	404,875
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petrobras Global Finance BV 6.75% 6/3/50	630,000	$ 618,975
Petroleos Mexicanos
6.70% 2/16/32	4,134,000	3,927,300
6.75% 9/21/47	839,000	682,023
7.69% 1/23/50	255,000	222,806
Petronas Capital Ltd. 3.50% 4/21/30	500,000	508,718
PTTEP Treasury Center Co. Ltd. 2.59% 6/10/27	1,230,000	1,178,008
Qatar Energy
1.38% 9/12/26	515,000	480,258
2.25% 7/12/31	1,240,000	1,140,974
SA Global Sukuk Ltd. 2.69% 6/17/31	790,000	747,468
Saudi Arabian Oil Co.
1.63% 11/24/25	200,000	189,656
3.50% 11/24/70	415,000	350,698
4.25% 4/16/39	1,080,000	1,105,611
Southwestern Energy Co. 7.75% 10/1/27	4,000,000	4,235,000
Tengizchevroil Finance Co. International Ltd. 2.63% 8/15/25	892,000	784,960
Tullow Oil PLC 10.25% 5/15/26	1,130,000	1,151,334
YPF SA 6.95% 7/21/27	1,800,000	1,347,579
		67,662,542
Oil & Gas Services–0.04%
Guara Norte Sarl 5.20% 6/15/34	1,141,853	1,047,079
		1,047,079
Packaging & Containers–0.08%
Klabin Austria GmbH 3.20% 1/12/31	795,000	692,652
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50% 8/2/28	1,615,000	1,453,516
		2,146,168
Pharmaceuticals–1.70%
AbbVie, Inc. 4.05% 11/21/39	6,371,000	6,545,610
Bausch Health Cos., Inc. 6.25% 2/15/29	6,130,000	5,026,600
Bristol-Myers Squibb Co. 3.70% 3/15/52	1,110,000	1,115,482
CVS Health Corp.
1.88% 2/28/31	615,000	541,484
3.75% 4/1/30	1,535,000	1,561,847
4.30% 3/25/28	8,724,000	9,125,992
4.78% 3/25/38	2,055,000	2,245,782
5.05% 3/25/48	4,900,000	5,549,206

LVIP Delaware Diversified Income Fund–9

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	1,845,000	$ 1,645,013
3.18% 7/9/50	4,391,000	3,841,196
Teva Pharmaceutical Finance Netherlands III BV
5.13% 5/9/29	675,000	648,823
6.75% 3/1/28	710,000	744,257
Viatris, Inc.
1.65% 6/22/25	595,000	553,676
2.30% 6/22/27	495,000	450,521
2.70% 6/22/30	3,640,000	3,201,618
4.00% 6/22/50	845,000	709,865
		43,506,972
Pipelines–2.45%
Abu Dhabi Crude Oil Pipeline LLC 4.60% 11/2/47	780,000	824,943
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.00% 2/1/29	3,383,000	3,370,314
EIG Pearl Holdings Sarl 3.55% 8/31/36	1,325,000	1,262,174
Energy Transfer LP
6.25% 4/15/49	8,940,000	10,258,438
μ6.50% 11/15/26	5,670,000	5,572,477
Enterprise Products Operating LLC
3.20% 2/15/52	8,295,000	6,998,673
3.30% 2/15/53	4,245,000	3,621,674
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	1,356,002	1,222,670
KazTransGas JSC 4.38% 9/26/27	1,957,000	1,767,367
Kinder Morgan, Inc. 3.60% 2/15/51	2,360,000	2,095,390
NuStar Logistics LP
5.63% 4/28/27	420,000	410,917
6.38% 10/1/30	4,436,000	4,496,063
ONEOK, Inc. 7.50% 9/1/23	5,305,000	5,577,645
Sabine Pass Liquefaction LLC
5.63% 3/1/25	3,420,000	3,615,961
5.75% 5/15/24	5,868,000	6,141,672
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	4,768,000	4,472,776
Transportadora de Gas del Sur SA 6.75% 5/2/25	880,000	800,800
		62,509,954
Real Estate–0.14%
China Evergrande Group 10.00% 4/11/23	1,020,000	127,500
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate (continued)
CIFI Holdings Group Co. Ltd.
6.00% 7/16/25	455,000	$ 377,650
6.45% 11/7/24	795,000	707,550
Goodman HK Finance 4.38% 6/19/24	1,010,000	1,030,061
‡Kaisa Group Holdings Ltd. 9.38% 6/30/24	705,000	134,302
μMAF Global Securities Ltd. 6.38% 3/20/26	730,000	732,409
Times China Holdings Ltd. 5.55% 6/4/24	820,000	364,900
		3,474,372
Real Estate Investment Trusts–0.63%
American Homes 4 Rent LP 3.63% 4/15/32	1,125,000	1,097,066
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	1,195,000	998,662
Crown Castle International Corp.
2.10% 4/1/31	3,139,000	2,714,564
4.30% 2/15/29	2,155,000	2,213,654
CubeSmart LP 3.00% 2/15/30	2,272,000	2,174,117
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	5,345,000	5,010,937
Iron Mountain, Inc. 5.25% 7/15/30	1,704,000	1,669,920
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.75% 2/1/27	265,000	279,906
		16,158,826
Retail–0.33%
Alsea SAB de CV 7.75% 12/14/26	1,145,000	1,190,926
AutoNation, Inc. 3.85% 3/1/32	4,055,000	3,925,468
Falabella SA 3.38% 1/15/32	795,000	741,345
Future Retail Ltd. 5.60% 1/22/25	905,000	497,750
InRetail Consumer 3.25% 3/22/28	985,000	923,438
Lowe's Cos., Inc. 4.25% 4/1/52	1,215,000	1,256,715
		8,535,642
Semiconductors–0.66%
Broadcom, Inc. 3.47% 4/15/34	3,600,000	3,334,073
Micron Technology, Inc. 2.70% 4/15/32	1,405,000	1,271,961
NXP BV/NXP Funding LLC
4.88% 3/1/24	6,435,000	6,612,182
5.55% 12/1/28	845,000	926,222

LVIP Delaware Diversified Income Fund–10

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70% 5/1/25	345,000	$ 334,391
3.13% 2/15/42	1,965,000	1,691,647
4.30% 6/18/29	739,000	762,868
SK Hynix, Inc.
1.50% 1/19/26	1,115,000	1,031,452
2.38% 1/19/31	1,125,000	980,600
		16,945,396
Software–0.21%
Autodesk, Inc. 2.40% 12/15/31	4,365,000	3,891,788
Workday, Inc.
3.50% 4/1/27	345,000	344,910
3.70% 4/1/29	540,000	541,206
3.80% 4/1/32	565,000	563,925
		5,341,829
Telecommunications–3.05%
Altice France SA 5.50% 10/15/29	2,535,000	2,274,605
AT&T, Inc.
3.10% 2/1/43	3,147,000	2,716,768
3.50% 6/1/41	2,994,000	2,756,636
3.50% 9/15/53	2,960,000	2,597,234
Axian Telecom 7.38% 2/16/27	705,000	693,420
=Century Communication Ltd. 9.50% 3/1/49	2,500,000	0
Connect Finco SARL/Connect U.S. Finco LLC 6.75% 10/1/26	3,520,000	3,581,213
CT Trust 5.13% 2/3/32	1,405,000	1,403,595
@Digicel Group Holdings Ltd. 10.00% 4/1/24	790,269	784,342
Frontier Communications Holdings LLC 5.88% 10/15/27	2,200,000	2,185,260
Ooredoo International Finance Ltd. 5.00% 10/19/25	605,000	644,113
Rogers Communications, Inc.
3.80% 3/15/32	1,140,000	1,131,172
4.55% 3/15/52	1,445,000	1,436,559
Silknet, JSC 8.38% 1/31/27	710,000	692,250
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	1,597,500	1,631,041
Telefonica Moviles Chile SA 3.54% 11/18/31	1,145,000	1,064,850
T-Mobile USA, Inc.
1.50% 2/15/26	1,520,000	1,417,732
2.40% 3/15/29	345,000	315,922
2.55% 2/15/31	1,070,000	970,278
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
3.00% 2/15/41	2,650,000	$ 2,240,093
3.50% 4/15/25	1,750,000	1,761,581
3.75% 4/15/27	2,405,000	2,419,058
3.88% 4/15/30	6,025,000	6,048,131
Turkcell Iletisim Hizmetleri AS 5.80% 4/11/28	1,300,000	1,174,862
πVEON Holdings BV 3.38% 11/25/27	1,410,000	817,800
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,909,198
3.40% 3/22/41	3,635,000	3,407,510
3.88% 3/1/52	1,945,000	1,954,315
4.50% 8/10/33	12,400,000	13,303,731
Vmed O2 UK Financing I PLC 4.25% 1/31/31	3,560,000	3,256,047
Vodafone Group PLC
4.25% 9/17/50	2,090,000	2,083,052
4.88% 6/19/49	8,605,000	9,363,855
		78,036,223
Transportation–0.32%
Acu Petroleo Luxembourg Sarl 7.50% 7/13/35	850,000	785,188
Canadian Pacific Railway Co.
2.45% 12/2/31	1,050,000	975,184
3.00% 12/2/41	280,000	251,876
Lima Metro Line 2 Finance Ltd. 4.35% 4/5/36	1,060,289	1,048,371
Misc Capital Two Labuan Ltd. 3.75% 4/6/27	1,570,000	1,559,869
Union Pacific Corp.
2.80% 2/14/32	1,120,000	1,075,340
3.25% 2/5/50	1,605,000	1,493,811
3.38% 2/14/42	335,000	323,789
3.50% 2/14/53	650,000	636,000
		8,149,428
Trucking & Leasing–0.13%
DAE Funding LLC
1.55% 8/1/24	300,000	283,351
3.38% 3/20/28	3,320,000	3,104,200
		3,387,551
Water–0.10%
Essential Utilities, Inc.
2.70% 4/15/30	1,345,000	1,268,874
3.35% 4/15/50	1,315,000	1,169,398
		2,438,272
Total Corporate Bonds (Cost $1,245,987,043)		1,170,307,033

LVIP Delaware Diversified Income Fund–11

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS–6.06%
•Acrisure LLC
3.96% (LIBOR01M + 3.50%) 2/15/27	863,558	$ 849,888
4.75% (LIBOR01M + 4.25%) 2/15/27	633,413	629,853
•Advantage Sales & Marketing, Inc. 5.25% (LIBOR03M + 4.50%) 10/28/27	1,349,982	1,335,362
•Altice France SA 4.51% (LIBOR03M + 4.00%) 8/14/26	343,463	336,738
•Amentum Government Services Holdings LLC 4.50% (SOFR03M + 4.00%) 2/15/29	11,135,000	11,009,731
•Applied Systems, Inc.
4.01% (LIBOR03M + 3.00%) 9/19/24	1,555,646	1,543,590
6.51% (LIBOR03M + 5.50%) 9/19/25	4,228,830	4,199,101
•Aramark Services, Inc.
2.21% (LIBOR01M + 1.75%) 3/11/25	979,296	958,730
2.96% (LIBOR01M + 2.50%) 4/6/28	613,800	604,593
•Aruba Investments, Inc.
4.50% (LIBOR06M + 3.75%) 11/24/27	683,117	672,871
8.50% (LIBOR06M + 7.75%) 11/24/28	690,000	681,375
•AssuredPartners, Inc. 3.96% (LIBOR01M + 3.50%) 2/12/27	303,480	299,383
•Avantor Funding, Inc. 2.75% (LIBOR01M + 2.25%) 11/6/27	1,593,940	1,579,419
•Banff Merger Sub, Inc. 4.21% (LIBOR03M + 3.75%) 10/2/25	888,012	881,912
•Bausch Health Companies Inc. 3.46% (LIBOR01M + 3.00%) 1/27/27	680,000	672,350
•Bausch Health Cos., Inc. 3.46% (LIBOR01M + 3.00%) 6/1/25	493,340	488,816
•Bella Holding Co. LLC 4.50% (LIBOR01M + 3.75%) 5/10/28	990,025	980,125
•Berry Global, Inc. 2.07% (LIBOR01M + 1.75%) 7/1/26	1,372,232	1,351,003
•BW Gas & Convenience Holdings LLC 4.00% (LIBOR01M + 3.50%) 3/31/28	2,123,950	2,089,436
•BWAY Holding Co. 3.48% (LIBOR01M + 3.25%) 4/3/24	474,881	467,558
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Caesars Resort Collection LLC 3.96% (LIBOR01M + 3.50%) 7/20/25	541,478	$ 539,041
•Calpine Corp.
2.46% (LIBOR01M + 2.00%) 4/1/26	583,500	574,502
2.96% (LIBOR01M + 2.50%) 12/16/27	462,999	458,660
•Camelot U.S. Acquisition 1 Co. 4.00% (LIBOR01M + 3.00%) 10/30/26	1,224,500	1,211,496
•Carnival Corp. 3.75% (LIBOR03M + 3.00%) 6/30/25	933,375	906,307
•Castlelake Aviation Ltd. 3.25% (LIBOR03M + 2.75%) 10/22/26	900,475	875,154
•Change Healthcare Holdings LLC 3.50% (LIBOR01M + 2.50%) 3/1/24	461,432	458,318
•Charter Communications Operating LLC 2.21% (LIBOR01M + 1.75%) 2/1/27	1,137,991	1,127,249
•Chemours Co. 2.21% (LIBOR01M + 1.75%) 4/3/25	1,676,067	1,631,232
•Connect Finco SARL 4.50% (LIBOR01M + 3.50%) 12/11/26	1,282,820	1,270,633
•Core & Main LP 2.95% (LIBOR01M + 2.50%) 7/27/28	1,453,498	1,438,963
•CSC Holdings LLC
2.65% (LIBOR01M + 2.25%) 7/17/25	771,525	757,545
2.90% (LIBOR01M + 2.50%) 4/15/27	774,200	759,490
•DaVita, Inc. 2.21% (LIBOR01M + 1.75%) 8/12/26	1,600,067	1,585,923
•EFS Cogen Holdings I LLC 4.51% (LIBOR03M + 3.50%) 10/1/27	887,717	862,196
•Electron BidCo, Inc. 3.75% (LIBOR03M + 3.25%) 11/1/28	850,000	839,639
•Ensemble RCM LLC 4.05% (LIBOR03M + 3.75%) 8/1/26	768,300	763,175
•Entegris, Inc. 2.45% (LIBOR01M + 2.00%) 3/2/29	4,865,000	4,848,800
•Epicor Software Corp.
4.00% (LIBOR01M + 3.25%) 7/30/27	2,556,075	2,532,789
8.75% (LIBOR01M + 7.75%) 7/31/28	1,500,000	1,528,125

LVIP Delaware Diversified Income Fund–12

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Fertitta Entertainment LLC 4.50% (SOFRTE01M + 4.00%) 1/27/29	1,286,088	$ 1,278,049
•Frontier Communications Corp. 4.81% (LIBOR03M + 3.75%) 10/8/27	3,362,040	3,305,995
•Gainwell Acquisition Corp. 5.01% (LIBOR03M + 4.00%) 10/1/27	2,256,437	2,250,796
•Garda World Security Corp. 4.71% (LIBOR01M + 4.25%) 10/30/26	383,943	378,872
•Global Medical Response, Inc. 5.25% (LIBOR03M + 4.25%) 10/2/25	2,207,812	2,189,178
•Granite Holdings U.S. Acquisition Co. 5.01% (LIBOR03M + 4.00%) 9/30/26	272,908	269,497
•Gray Television, Inc. 2.73% (LIBOR01M + 2.50%) 2/7/24	1,592,396	1,578,271
•Hamilton Projects Acquiror LLC 5.51% (LIBOR03M + 4.50%) 6/17/27	1,281,011	1,254,328
•Heartland Dental LLC
3.96% (LIBOR01M + 3.50%) 4/30/25	1,585,314	1,564,642
4.45% (LIBOR01M + 4.00%) 4/30/25	625,275	618,353
Hexion Holdings Corp. 5.00% (SOFR03M + 4.50%) 3/15/29	4,065,000	3,963,375
•Hilton Worldwide Finance LLC 2.21% (LIBOR01M + 1.75%) 6/21/26	188,754	186,608
•Hub International Ltd. 3.27% (LIBOR03M + 2.75%) 4/25/25	955,077	943,234
•Informatica LLC 3.25% (LIBOR01M + 2.75%) 10/27/28	1,100,000	1,087,350
•IQVIA, Inc. 2.76% (LIBOR03M + 1.75%) 6/11/25	1,345,081	1,335,329
•JBS USA Lux SA 2.80% (LIBOR06M + 2.00%) 5/1/26	378,300	374,438
•Kenan Advantage Group, Inc. 4.50% (LIBOR03M + 3.75%) 3/24/26	933,188	917,734
•Loyalty Ventures Inc 5.00% (LIBOR01M + 4.50%) 11/3/27	206,063	200,740
∞•LSF9 Atlantis Holdings, LLC 0.00% 3/31/29	3,145,000	3,082,100
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Michaels Cos., Inc. 5.26% (LIBOR03M + 4.25%) 4/15/28	2,456	$ 2,299
•Mileage Plus Holdings LLC 6.25% (LIBOR03M + 5.25%) 6/20/27	2,150,000	2,227,938
•Numericable Group SA 3.05% (LIBOR01M + 2.75%) 7/31/25	849,515	828,277
•Olympus Water U.S. Holding Corp. 4.75% (LIBOR03M + 3.75%) 11/9/28	1,022,437	993,523
•ON Semiconductor Corp. 2.46% (LIBOR01M + 2.00%) 9/19/26	1,665,723	1,661,975
•Organon & Co. 3.56% (LIBOR03M + 3.00%) 6/2/28	4,251,975	4,225,400
•Pacific Gas & Electric Co. 3.50% (LIBOR01M + 3.00%) 6/23/25	1,818,056	1,793,057
•Pelican Products, Inc. 5.26% (LIBOR03M + 4.25%) 12/29/28	448,875	439,336
•Penn National Gaming, Inc. 3.00% (LIBOR01M + 2.25%) 10/15/25	1,233,505	1,224,772
•Peraton Corp. 4.50% (LIBOR01M + 3.75%) 2/1/28	2,080,321	2,062,763
•Pilot Travel Centers LLC 2.46% (LIBOR01M + 2.00%) 8/4/28	1,253,700	1,234,631
•PMHC II, Inc. 4.50% (LIBOR03M + 3.50%) 2/1/29	3,350,000	3,189,468
•PQ Corp. 3.00% (LIBOR03M + 2.50%) 6/9/28	694,750	684,905
•Pre-Paid Legal Services, Inc. 4.25% (LIBOR03M + 3.75%) 12/15/28	2,015,000	1,987,717
•Prestige Brands, Inc. 2.50% (LIBOR01M + 2.00%) 7/1/28	556,875	554,369
•Pretium PKG Holdings, Inc. 4.50% (LIBOR03M + 4.00%) 10/1/28	1,216,950	1,180,222
•Prime Security Services Borrower LLC 3.50% (LIBOR06M + 2.75%) 9/23/26	818,717	811,897
Quest Software US Holdings Inc.
•4.75% (SOFR03M + 4.25%) 2/1/29	1,640,000	1,613,088
8.15% (SOFRTE01M + 7.50%) 2/1/30	510,000	493,746
•RealPage, Inc. 3.75% (LIBOR01M + 3.25%) 4/22/28	1,990,000	1,964,926

LVIP Delaware Diversified Income Fund–13

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Reynolds Group Holdings, Inc.
3.71% (LIBOR01M + 3.25%) 2/5/26	903,563	$ 878,904
4.00% (LIBOR01M + 3.50%) 9/20/28	512,425	498,590
•Russell Investments U.S. Inst'l Holdco, Inc. 5.00% (LIBOR06M + 3.50%) 5/30/25	447,494	441,153
•Ryan Specialty Group LLC 3.75% (LIBOR01M + 3.00%) 9/1/27	1,132,750	1,123,314
•Scientific Games International, Inc. 3.21% (LIBOR01M + 2.75%) 8/14/24	997,904	993,543
•Sinclair Television Group, Inc. 3.46% (LIBOR01M + 3.00%) 4/1/28	881,471	858,888
•Spirit Aerosystems, Inc. 4.50% (LIBOR01M + 3.75%) 1/15/25	1,480,078	1,476,378
•SS&C European Holdings SARL 2.21% (LIBOR01M + 1.75%) 4/16/25	395,383	388,772
•SS&C Technologies, Inc. 2.21% (LIBOR01M + 1.75%) 4/16/25	487,057	478,913
Standard Industries, Inc. 3.79% (LIBOR06M + 2.50%) 9/22/28	8,137,333	8,112,921
•Stars Group Holdings BV 3.26% (LIBOR03M + 2.25%) 7/21/26	394,246	390,714
•Telenet Financing USD LLC 2.40% (LIBOR03M + 2.00%) 4/30/28	1,480,000	1,444,051
•Terrier Media Buyer, Inc. 3.96% (LIBOR01M + 3.50%) 12/17/26	924,833	909,657
•TransDigm, Inc. 2.71% (LIBOR01M + 2.25%) 12/9/25	1,736,698	1,706,305
•TricorBraun Holdings, Inc. 3.75% (LIBOR01M + 3.25%) 3/3/28	982,873	956,797
•Ultimate Software Group, Inc.
3.79% (LIBOR03M + 3.25%) 5/4/26	4,539,696	4,498,430
4.76% (LIBOR03M + 3.75%) 5/3/26	3,925,165	3,906,285
•United Rentals, Inc. 2.21% (LIBOR01M + 1.75%) 10/31/25	120,625	120,806
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•USI, Inc.
4.01% (LIBOR03M + 3.00%) 5/16/24	1,147,648	$ 1,139,018
4.26% (LIBOR03M + 3.25%) 12/2/26	339,269	336,158
•Vertical U.S. Newco, Inc. 4.00% (LIBOR01M + 3.50%) 7/30/27	1,282,530	1,268,910
•ViaSat, Inc. 5.00% (SOFRTE03M + 4.50%) 3/2/29	6,660,000	6,618,375
•Vistra Operations Co. LLC 2.20% (LIBOR01M + 1.75%) 12/31/25	1,953,717	1,931,933
•White Cap Buyer LLC 4.25% (LIBOR01M + 3.75%) 10/19/27	640,000	631,731
•Whole Earth Brands, Inc. 5.51% (LIBOR03M + 4.50%) 2/5/28	771,597	760,664
•Zekelman Industries, Inc. 2.46% (LIBOR01M + 2.00%) 1/24/27	541,550	530,491
Total Loan Agreements (Cost $155,326,534)		154,955,970
MUNICIPAL BONDS–1.12%
Commonwealth of Puerto Rico
4.32% 6/1/22(GO)	6,435,000	6,370,650
5.00% 6/1/22	3,525,000	3,547,031
5.25% 6/1/22	3,095,000	3,129,819
5.25% 6/1/22(GO)	8,025,000	8,115,281
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	7,457,848	6,991,733
South Carolina Public Service Authority Series D 4.77% 12/1/45	340,000	374,505
Total Municipal Bonds (Cost $28,496,088)		28,529,019
NON-AGENCY ASSET-BACKED SECURITIES–3.39%
American Tower Trust Series 13 2A 3.07% 3/15/48	3,070,000	3,051,590
•Apex Credit CLO Ltd. Series 2018-1A A2 1.29% (LIBOR03M + 1.03%) 4/25/31	6,200,000	6,114,105
•Atlas Senior Loan Fund X Ltd. Series 2018-10A A 1.33% (LIBOR03M + 1.09%) 1/15/31	3,339,487	3,315,860
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A Class A 3.07% 9/20/23	1,000,000	1,002,997

LVIP Delaware Diversified Income Fund–14

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC (continued)
Series 2019-2A A 3.35% 9/22/25	4,160,000	$ 4,173,357
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.84% 11/25/36	694,888	682,037
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	9,000,000	8,148,959
Domino's Pizza Master Issuer LLC Series 2021-1A 2.66% 4/25/51	14,887,500	13,802,454
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	240,000	224,958
•Galaxy XXI CLO Ltd. Series 2015-21A AR 1.27% (LIBOR03M + 1.02%) 4/20/31	3,000,000	2,973,063
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	360,000	349,721
Hardee's Funding LLC Series 2018-1A A2II 4.96% 6/20/48	1,206,250	1,212,231
•ICG U.S. CLO Ltd. Series 2014-1A A1A2 1.45% (LIBOR03M + 1.20%) 10/20/34	2,000,000	1,974,654
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	1,969,387	1,913,082
•KKR Financial CLO Ltd. Series 2013-1A A1R 1.53% (LIBOR03M + 1.29%) 4/15/29	3,000,000	2,999,466
•Man GLG U.S. CLO Series 2018-1A A1R 1.39% (LIBOR03M + 1.14%) 4/22/30	8,200,000	8,128,603
•Midocean Credit CLO IX Series 2018-9A A1 1.40% (LIBOR03M + 1.15%) 7/20/31	3,000,000	2,985,642
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	3,550,000	3,370,067
•Saranac CLO VII Ltd. Series 2014-2A A1AR 1.71% (LIBOR03M + 1.23%) 11/20/29	2,749,348	2,743,904
•Signal Peak CLO 5 Ltd. Series 2018-5A A 1.37% (LIBOR03M + 1.11%) 4/25/31	4,600,000	4,578,651
•Steele Creek CLO Ltd. Series 2017-1A A 1.49% (LIBOR03M + 1.25%) 10/15/30	2,000,000	1,990,366
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Towd Point Mortgage Trust
3.25% 6/25/57	1,505,000	$ 1,472,826
Series 2016-2 A1 3.00% 8/25/55	22,062	22,059
Series 2017-1 A1 2.75% 10/25/56	128,952	128,950
Series 2017-2 A1 2.75% 4/25/57	71,612	71,653
Series 2018-1 A1 3.00% 1/25/58	426,080	424,526
UNIFY Auto Receivables Trust Series 2021-1A A3 0.51% 6/16/25	3,300,000	3,260,502
•Venture 42 CLO Ltd. Series 2021-42A A1A 1.37% (LIBOR03M + 1.13%) 4/15/34	3,370,000	3,326,328
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	650,000	638,492
•Zais CLO 17 Ltd. Series 2021-17A A1A 1.49% (LIBOR03M + 1.33%) 10/20/33	1,500,000	1,492,655
Total Non-Agency Asset-Backed Securities (Cost $89,406,743)		86,573,758
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.09%
•Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	33,213	31,854
•Connecticut Avenue Securities Trust
Series 2018-R07 1M2 2.86% (LIBOR01M + 2.40%) 4/25/31	312,337	312,306
Series 2019-R01 2M2 2.91% (LIBOR01M + 2.45%) 7/25/31	214,013	214,543
Series 2019-R02 1M2 2.76% (LIBOR01M + 2.30%) 8/25/31	551,370	551,549
Series 2022-R01 1M2 2.00% (SOFR30A + 1.90%) 12/25/41	2,600,000	2,468,551
•Flagstar Mortgage Trust 2.50% 4/25/51	1,055,899	1,009,992
•Freddie Mac STACR REMIC Trust Class M2 3.85% (SOFR30A + 3.75%) 2/25/42	1,500,000	1,466,770
•GS Mortgage-Backed Securities Corp. Trust 2.50% 9/25/51	4,300,111	4,118,532
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	4,421,262	4,080,169

LVIP Delaware Diversified Income Fund–15

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust
3.00% 12/25/50	1,842,876	$ 1,804,043
Series 2014-2 B1 3.42% 6/25/29	231,697	223,915
Series 2014-2 B2 3.42% 6/25/29	86,605	83,697
Series 2015-4 B1 3.57% 6/25/45	699,676	694,923
Series 2015-4 B2 3.57% 6/25/45	501,942	496,600
Series 2016-4 B1 3.81% 10/25/46	415,252	411,218
Series 2016-4 B2 3.81% 10/25/46	764,014	755,359
Series 2017-1 B3 3.46% 1/25/47	1,576,285	1,521,700
Series 2017-2 A3 3.50% 5/25/47	142,785	141,161
Series 2020-2 A3 3.50% 7/25/50	233,080	232,909
Series 2020-7 A3 3.00% 1/25/51	873,015	848,407
Series 2021-1 A3 2.50% 6/25/51	1,523,798	1,406,239
Series 2021-10 A3 2.50% 12/25/51	2,986,798	2,769,812
Series 2021-11 A3 2.50% 1/25/52	8,293,547	7,664,080
Series 2021-13 B1 3.15% 4/25/52	3,251,752	2,929,000
•JP Morgan Trust
Series 2015-1 Class B2 2.10% 12/25/44	996,449	983,722
Series 2015-5 Class B2 2.27% 5/25/45	905,555	899,211
Series 2015-6 Class B1 3.53% 10/25/45	439,383	436,938
Series 2015-6 Class B2 3.53% 10/25/45	425,652	421,922
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	779,895	729,963
Series 2021-4 A3 2.50% 7/25/51	1,490,989	1,374,098
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	366,111	363,860
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	1,533,803	1,414,514
Series 2021-6 A1 2.50% 12/25/51	2,928,430	2,700,676
•Sequoia Mortgage Trust
3.77% 5/25/45	2,957,513	2,950,018
3.80% 8/25/47	3,300,804	3,266,489
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust (continued)
Series 2015-1 B2 3.92% 1/25/45	335,745	$ 331,882
Series 2020-4 A2 2.50% 11/25/50	1,099,531	1,029,135
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	356,784	350,140
Total Non-Agency Collateralized Mortgage Obligations (Cost $57,044,795)		53,489,897
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–9.72%
•Bank Series 2022-BNK40 Class B 3.51% 3/15/64	3,200,000	3,097,283
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	1,500,000	1,493,069
Series 2017-BNK7 A5 3.44% 9/15/60	2,645,000	2,654,931
Series 2019-BN20 A3 3.01% 9/15/62	2,540,000	2,481,934
Series 2019-BN21 A5 2.85% 10/17/52	6,160,000	5,954,291
Series 2019-BN23 A3 2.92% 12/15/52	4,500,000	4,365,091
Series 2020-BN25 A5 2.65% 1/15/63	13,000,000	12,369,548
Series 2020-BN26 A4 2.40% 3/15/63	5,000,000	4,671,320
Series 2022-BNK39 Class A4 2.93% 2/15/55	4,977,000	4,797,607
•Series 2022-BNK39 Class B 3.24% 2/15/55	951,000	917,989
•Series 2022-BNK39 Class C 3.27% 2/15/55	1,426,000	1,353,680
Benchmark Mortgage Trust
Series 2020-B17 A5 2.29% 3/15/53	2,750,000	2,549,297
Series 2020-B19 A5 1.85% 9/15/53	5,190,000	4,647,515
Series 2020-B20 A5 2.03% 10/15/53	16,819,000	15,231,256
Series 2020-B21 A5 1.98% 12/17/53	2,450,000	2,204,666
Series 2020-B22 A5 1.97% 1/15/54	4,450,000	3,999,533
Series 2021-B24 A5 2.58% 3/15/54	4,435,000	4,181,719
Series 2021-B25 A5 2.58% 4/15/54	11,060,000	10,423,140
Series 2021-B29 A5 2.39% 9/15/54	2,000,000	1,849,967

LVIP Delaware Diversified Income Fund–16

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
•Series 2022-B32 Class B 3.20% 1/15/55	3,150,000	$ 3,031,341
•Series 2022-B32 Class C 3.45% 1/15/55	3,950,000	3,793,196
•Series 2022-B33 Class B 3.74% 3/15/55	1,600,000	1,592,674
•Series 2022-B33 Class C 3.74% 3/15/55	1,600,000	1,540,296
BMO Mortgage Trust Series 2022-C1 Class A5 3.37% 2/15/55	1,400,000	1,384,994
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	5,060,000	5,145,072
Series 2019-CF2 A5 2.87% 11/15/52	6,500,000	6,297,172
Series 2019-CF3 A4 3.01% 1/15/53	3,650,000	3,525,296
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	11,497,976	11,218,640
Series 2019-CD8 A4 2.91% 8/15/57	2,650,000	2,552,826
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	5,695,000	5,768,229
Citigroup Commercial Mortgage Trust
Series 2015-GC27 A5 3.14% 2/10/48	2,780,000	2,750,308
Series 2019-C7 A4 3.10% 12/15/72	3,670,000	3,613,991
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	3,050,000	3,042,672
Series 2013-WWP A2 3.42% 3/10/31	2,540,000	2,562,026
Series 2014-CR19 A5 3.80% 8/10/47	9,707,000	9,751,338
Series 2014-CR20 AM 3.94% 11/10/47	7,775,000	7,718,030
Series 2015-3BP A 3.18% 2/10/35	3,960,000	3,934,876
Series 2015-CR23 A4 3.50% 5/10/48	1,910,000	1,913,028
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	1,790,000	1,790,623
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.67% 3/10/50	2,980,000	3,015,046
Series 2017-GS6 A3 3.43% 5/10/50	4,410,000	4,411,093
Series 2019-GC39 A4 3.57% 5/10/52	820,000	825,744
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2019-GC42 A4 3.00% 9/1/52	13,750,000	$ 13,401,443
Series 2020-GC47 A5 2.38% 5/12/53	6,020,000	5,576,018
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	2,445,000	2,419,045
Series 2015-JP1 A5 3.91% 1/15/49	1,590,000	1,612,129
Series 2016-JP2 A4 2.82% 8/15/49	4,995,000	4,864,942
Series 2016-JP2 AS 3.06% 8/15/49	3,095,000	2,959,370
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.80% 8/15/48	3,317,990	3,316,723
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	2,080,000	2,071,934
Series 2017-C7 A5 3.41% 10/15/50	3,425,000	3,440,100
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	1,640,000	1,649,757
Series 2015-C26 A5 3.53% 10/15/48	1,970,000	1,981,969
Series 2016-C29 A4 3.33% 5/15/49	1,620,000	1,608,946
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.13% 11/15/52	2,400,000	2,334,551
Series 2020-HR8 A4 2.04% 7/15/53	8,415,000	7,599,985
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	1,000,000	989,915
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	1,175,000	1,173,598
Series 2015-NXS3 A4 3.62% 9/15/57	1,250,000	1,254,257
Series 2016-BNK1 A3 2.65% 8/15/49	2,575,000	2,493,483
Series 2017-C38 A5 3.45% 7/15/50	2,240,000	2,246,922
Series 2020-C58 A4 2.09% 7/15/53	1,540,000	1,391,986
WFRBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45	3,605,000	3,607,489
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $263,480,132)		248,416,909

LVIP Delaware Diversified Income Fund–17

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–3.23%
Albania—0.01%
Albania Government International Bond 3.50% 6/16/27	EUR	350,000	$ 374,890
			374,890
Angola—0.03%
Angola Government International Bond
8.25% 5/9/28		306,000	311,355
8.25% 5/9/28		353,000	359,177
			670,532
Argentina—0.02%
Argentine Republic Government International Bond
φ0.50% 7/9/30		1,460,820	489,389
1.00% 7/9/29		65,195	22,269
φ1.13% 7/9/35		318,160	97,010
			608,668
Armenia—0.01%
Armenia International Bond 3.60% 2/2/31		300,000	235,962
			235,962
Azerbaijan—0.02%
Azerbaijan International Bond 3.50% 9/1/32		563,000	523,680
			523,680
Bahrain—0.03%
Bahrain Government International Bond 7.38% 5/14/30		600,000	650,250
			650,250
Brazil—0.22%
Brazil Government International Bond
3.88% 6/12/30		709,000	653,627
4.75% 1/14/50		525,000	439,551
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	22,000,000	4,515,294
			5,608,472
Chile—0.34%
Bonos de la Tesoreria de la Republica en pesos
2.30% 10/1/28	CLP	5,085,000,000	5,183,882
2.80% 10/1/33	CLP	2,950,000,000	2,798,901
Chile Government International Bond 3.50% 1/25/50		701,000	640,847
			8,623,630
Colombia—0.08%
Colombia Government International Bond
4.13% 2/22/42		326,000	254,691
5.00% 6/15/45		442,000	371,992
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Colombia (continued)
Colombia Government International Bond (continued)
5.20% 5/15/49		300,000	$ 255,681
Colombia Government International Bonds 3.25% 4/22/32		1,421,000	1,186,350
			2,068,714
Costa Rica—0.01%
Costa Rica Government International Bond
5.63% 4/30/43		200,000	175,002
7.16% 3/12/45		200,000	198,502
			373,504
Czech Republic—0.04%
Czech Republic Government Bond 2.40% 9/17/25	CZK	24,130,000	1,019,703
			1,019,703
Dominican Republic—0.09%
Dominican Republic International Bond
4.50% 1/30/30		544,000	499,125
4.88% 9/23/32		1,475,000	1,334,890
5.30% 1/21/41		300,000	260,253
5.50% 2/22/29		200,000	197,500
			2,291,768
Ecuador—0.03%
Ecuador Government International Bond
^0.00% 7/31/30		66,179	36,730
φ0.50% 7/31/40		280,799	160,058
φ1.00% 7/31/35		612,686	400,703
φ5.00% 7/31/30		233,793	195,220
			792,711
Egypt—0.09%
Egypt Government International Bond
3.88% 2/16/26		300,000	268,430
5.75% 5/29/24		475,000	471,058
7.90% 2/21/48		616,000	499,077
7.90% 2/21/48		200,000	162,038
8.70% 3/1/49		1,079,000	920,430
			2,321,033
El Salvador—0.01%
El Salvador Government International Bond 7.12% 1/20/50		609,000	271,011
			271,011
Gabon—0.01%
Gabon Government International Bond 6.63% 2/6/31		275,000	260,343
			260,343

LVIP Delaware Diversified Income Fund–18

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Germany—0.01%
Georgia Government International Bond 2.75% 4/22/26		300,000	$ 253,717
			253,717
Ghana—0.01%
Ghana Government International Bond 7.88% 3/26/27		456,000	353,442
			353,442
Guatemala—0.02%
Guatemala Government Bond 4.88% 2/13/28		387,000	395,514
			395,514
Hungary—0.04%
Hungary Government Bond 5.50% 6/24/25	HUF	322,330,000	944,208
			944,208
Indonesia—0.23%
Indonesia Government International Bond
4.63% 4/15/43		230,000	239,982
5.25% 1/17/42		600,000	669,000
Indonesia Treasury Bond 6.13% 5/15/28	IDR	71,493,000,000	4,907,568
Perusahaan Penerbit SBSN Indonesia III 3.55% 6/9/51		200,000	189,542
			6,006,092
Ivory Coast—0.05%
Ivory Coast Government International Bond
4.88% 1/30/32	EUR	200,000	194,514
6.13% 6/15/33		1,182,000	1,142,379
			1,336,893
Jordan—0.01%
Jordan Government International Bond 5.75% 1/31/27		244,000	241,809
			241,809
Kenya—0.02%
Kenya Government International Bond
6.30% 1/23/34		200,000	171,500
8.00% 5/22/32		400,000	387,800
			559,300
Lebanon—0.01%
‡Lebanon Government International Bond 6.25% 5/27/22		1,351,000	165,498
			165,498
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Macedonia—0.01%
North Macedonia Government International Bond 3.68% 6/3/26	EUR	250,000	$ 275,893
			275,893
Malaysia—0.47%
Malaysia Government Bond 3.96% 9/15/25	MYR	49,025,000	11,928,987
			11,928,987
Mexico—0.04%
Mexico Government International Bond 3.50% 2/12/34		1,232,000	1,145,132
			1,145,132
Mongolia—0.03%
Mongolia Government International Bond
3.50% 7/7/27		300,000	269,937
5.63% 5/1/23		414,000	416,068
			686,005
Morocco—0.02%
Morocco Government International Bond
1.38% 3/30/26	EUR	300,000	319,015
2.38% 12/15/27		200,000	182,492
			501,507
Nigeria—0.05%
Nigeria Government International Bond
7.14% 2/23/30		400,000	376,500
7.88% 2/16/32		652,000	616,336
8.38% 3/24/29		250,000	252,410
			1,245,246
Oman—0.03%
Oman Government International Bond
6.75% 1/17/48		630,000	628,501
7.00% 1/25/51		200,000	204,502
			833,003
Pakistan—0.01%
Pakistan Government International Bond 7.38% 4/8/31		200,000	149,100
			149,100
Panama—0.06%
Panama Bonos del Tesoro 3.36% 6/30/31		200,000	188,000
Panama Government International Bond 3.75% 4/17/26		1,411,000	1,415,938
			1,603,938

LVIP Delaware Diversified Income Fund–19

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Paraguay—0.06%
Paraguay Government International Bond
2.74% 1/29/33		524,000	$ 463,740
4.95% 4/28/31		500,000	522,505
5.40% 3/30/50		445,000	450,562
			1,436,807
Peru—0.07%
Peru Government Bond 6.95% 8/12/31	PEN	1,226,000	341,577
Peru Government International Bond
2.39% 1/23/26		596,000	578,233
2.84% 6/20/30		644,000	616,688
5.63% 11/18/50		182,000	230,945
			1,767,443
Philippines—0.06%
Philippine Government International Bond
3.23% 3/29/27		950,000	959,915
3.70% 3/1/41		600,000	580,560
			1,540,475
Poland—0.04%
Republic of Poland Government Bond 2.50% 4/25/24	PLN	4,420,000	992,445
			992,445
Qatar—0.07%
Qatar Government International Bond
4.00% 3/14/29		675,000	720,616
4.40% 4/16/50		869,000	976,650
			1,697,266
Romania—0.01%
Romanian Government International Bond
2.63% 12/2/40	EUR	114,000	95,799
3.38% 1/28/50	EUR	214,000	189,177
			284,976
Russia—0.02%
πRussia Foreign Bond - Eurobond
4.25% 6/23/27		1,400,000	329,000
5.25% 6/23/47		400,000	90,000
			419,000
Saudi Arabia—0.04%
Saudi Government International Bond
3.25% 11/17/51		380,000	334,657
3.63% 3/4/28		730,000	753,725
			1,088,382
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Senegal—0.03%
Senegal Government International Bond 6.75% 3/13/48		873,000	$ 752,753
			752,753
Serbia—0.02%
Serbia International Bond
2.13% 12/1/30		210,000	174,867
3.13% 5/15/27	EUR	400,000	430,442
			605,309
South Africa—0.03%
Republic of South Africa Government International Bond
4.85% 9/30/29		296,000	289,179
5.75% 9/30/49		413,000	360,342
			649,521
Spain—0.30%
Spain Government Bond 0.01% 1/31/27	EUR	7,215,000	7,660,700
			7,660,700
Sri Lanka—0.02%
Sri Lanka Government International Bond
6.20% 5/11/27		742,000	348,740
7.55% 3/28/30		200,000	93,000
			441,740
Trinidad And Tobago—0.01%
Trinidad & Tobago Government International Bond 4.50% 6/26/30		250,000	242,500
			242,500
Turkey—0.07%
Hazine Mustesarligi Varlik Kiralama AS 5.13% 6/22/26		350,000	329,175
Turkey Government International Bond 7.63% 4/26/29		922,000	898,766
Turkiye Ihracat Kredi Bankasi AS 5.75% 7/6/26		600,000	547,944
			1,775,885
Ukraine—0.02%
πUkraine Government International Bond 7.75% 9/1/26		1,434,000	611,314
			611,314
Uruguay—0.13%
Uruguay Government International Bond
4.38% 1/23/31		563,110	613,616
8.50% 3/15/28	UYU	118,200,000	2,806,621
			3,420,237

LVIP Delaware Diversified Income Fund–20

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Uzbekistan—0.07%
Republic of Uzbekistan International Bond
3.90% 10/19/31		500,000	$ 441,900
4.75% 11/16/28		380,000	310,433
5.38% 2/20/29		1,094,000	1,094,000
			1,846,333
Total Sovereign Bonds (Cost $91,550,759)			82,553,241
SUPRANATIONAL BANKS–0.03%
Banque Ouest Africaine de Developpement
2.75% 1/22/33	EUR	300,000	306,102
5.00% 7/27/27		589,000	593,017
Total Supranational Banks (Cost $940,928)			899,119
U.S. TREASURY OBLIGATIONS–4.04%
U.S. Treasury Bonds
1.75% 8/15/41		19,200,000	16,641,000
1.88% 11/15/51		15,935,000	13,977,983
2.00% 11/15/41		2,700,000	2,443,078
2.00% 8/15/51		1,840,000	1,660,025
2.25% 8/15/46		46,325,000	43,328,352
U.S. Treasury Notes
1.88% 2/28/27		1,470,000	1,430,609
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.50% 3/31/27	10,520,000	$ 10,543,012
^U.S. Treasury Strip Principal 0.00% 5/15/44	23,660,000	13,181,631
Total U.S. Treasury Obligations (Cost $111,191,073)		103,205,690

	Number of Shares
COMMON STOCK–0.05%
†Grupo Aeromexico SAB de CV	74,288	1,269,881
Total Common Stock (Cost $1,214,270)		1,269,881
MONEY MARKET FUND–2.45%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	62,565,277	62,565,277
Total Money Market Fund (Cost $62,565,277)		62,565,277

TOTAL INVESTMENTS–101.30% (Cost $2,733,380,619)	2,589,348,290

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.30%)	(33,215,477)
NET ASSETS APPLICABLE TO 260,025,323 SHARES OUTSTANDING–100.00%	$2,556,132,813

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
@ PIK. 100% of the income received was in the form of additional par.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2022.
Δ Securities have been classified by country of origin.
LVIP Delaware Diversified Income Fund–21

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
† Non-income producing.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $5,245,974, which represented 0.21% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Kernel Holding SA	10/10/2019	$851,666	$433,160
Lukoil Capital DAC	10/19/2021	1,760,000	932,800
Lukoil Capital DAC	10/19/2021	1,570,000	800,700
Metinvest B.V.	10/1/2019	535,492	260,400
MHP Lux SA	9/12/2019	777,646	345,400
Phosagro OAO Via Phosagro Bond Funding DAC	1/17/2018	718,147	197,400
Russia Foreign Bond - Eurobond	6/21/2017	1,376,298	329,000
Russia Foreign Bond - Eurobond	6/22/2017	439,340	90,000
State Agency of Roads of Ukraine	6/18/2021	1,047,088	428,000
Ukraine Government International Bond	10/16/2015	1,461,599	611,314
VEON Holdings BV	11/18/2020	1,451,583	817,800
Total		$11,988,859	$5,245,974

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	EUR	(2,286,000)	USD	2,602,142	4/1/22	$73,187	$—
JPMC	EUR	2,286,000	USD	(2,507,959)	4/1/22	20,996	—
JPMC	EUR	128,000	USD	(146,266)	4/8/22	—	(4,634)
JPMC	EUR	145,000	USD	(159,651)	4/8/22	791	—
JPMC	EUR	(273,000)	USD	299,569	4/8/22	—	(2,504)
JPMC	EUR	(55,435,000)	USD	62,840,562	5/20/22	1,405,649	—
JPMC	EUR	11,700,000	USD	(13,055,673)	5/20/22	—	(89,344)
JPMC	EUR	25,000,000	USD	(27,371,250)	5/20/22	334,582	—
JPMC	EUR	273,000	USD	(300,509)	6/24/22	2,529	—
JPMC	EUR	(2,286,000)	USD	2,516,351	6/24/22	—	(21,176)
JPMC	PEN	(1,271,000)	USD	329,274	4/1/22	—	(16,261)
JPMC	PEN	1,271,000	USD	(340,477)	4/1/22	5,059	—
JPMC	PEN	(1,271,000)	USD	337,673	6/24/22	—	(5,185)
Total Foreign Currency Exchange Contracts						$1,842,793	$(139,104)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
143	U.S. Treasury 10 yr Notes	$17,571,125	$17,587,092	6/21/22	$—	$(15,967)
(460)	U.S. Treasury 10 yr Ultra Notes	(62,315,625)	(64,337,844)	6/21/22	2,022,219	—
295	U.S. Treasury 3 yr Notes	64,365,312	65,596,597	6/30/22	—	(1,231,285)
1,506	U.S. Treasury 5 yr Notes	172,719,375	177,528,874	6/30/22	—	(4,809,499)
103	U.S. Treasury Long Bonds	15,456,438	15,925,697	6/21/22	—	(469,259)
(165)	U.S. Treasury Ultra Bonds	(29,225,625)	(30,231,879)	6/21/22	1,006,254	—
Total Futures Contracts					$3,028,473	$(6,526,010)
LVIP Delaware Diversified Income Fund–22

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter:
Protection Purchased
JPMC Federative Republic of Brazil 4.25% 6/20/26-Quarterly	4,754,000	(1.00%)	6/20/26	$119,115	$127,258	$—	$(8,143)
Protection Sold
JPMC United Mexican States 4.15% 6/20/26-Quarterly	3,900,000	(1.00%)	6/20/26	(44,779)	(4,780)	—	(39,999)
Total CDS Contracts					$122,478	$—	$(48,142)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2022.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
BB–Barclays Bank
BMO–Bank of Montreal
BRL–Brazilian Real
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
CZK–Czech Koruna
DB-JPM–Deutsche Bank JPMorgan
EUR–Euro
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GO–Government Obligation
GS–Goldman Sachs
HUF–Hungarian Forint
IDR–Indonesia Rupiah
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MYR–Malaysian Ringgit
PEN–Peruvian Nuevo Sol
PJSC–Public Joint Stock Company
PLN–Polish Zloty
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SBSN–Surat Berharga Syariah Negara
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFR03M–Secured Overnight Financing Rate 3 Months
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
LVIP Delaware Diversified Income Fund–23

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
USD–United States Dollar
UYU–Uruguay Peso
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP Delaware Diversified Income Fund–24

LVIP Delaware Diversified Income Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Restricted securities are valued at fair value by the Fund’s Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Other debt securities and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Delaware Diversified Income Fund–25

LVIP Delaware Diversified Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$66,686,979	$—	$66,686,979
Agency Commercial Mortgage-Backed Securities	—	7,656,121	—	7,656,121
Agency Mortgage-Backed Securities	—	512,098,922	—	512,098,922
Agency Obligations	—	1,457,904	—	1,457,904
Convertible Bonds	—	8,682,570	—	8,682,570
Corporate Bonds	—	1,170,307,033	0*	1,170,307,033
Loan Agreements	—	154,955,970	—	154,955,970
Municipal Bonds	—	28,529,019	—	28,529,019
Non-Agency Asset-Backed Securities	—	86,573,758	—	86,573,758
Non-Agency Collateralized Mortgage Obligations	—	53,489,897	—	53,489,897
Non-Agency Commercial Mortgage-Backed Securities	—	248,416,909	—	248,416,909
Sovereign Bonds	—	82,553,241	—	82,553,241
Supranational Banks	—	899,119	—	899,119
U.S. Treasury Obligations	—	103,205,690	—	103,205,690
Common Stock	1,269,881	—	—	1,269,881
Money Market Fund	62,565,277	—	—	62,565,277
Total Investments	$63,835,158	$2,525,513,132	$—	$2,589,348,290
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,842,793	$—	$1,842,793
Futures Contracts	$3,028,473	$—	$—	$3,028,473
Liabilities:
Foreign Currency Exchange Contracts	$—	$(139,104)	$—	$(139,104)
Futures Contracts	$(6,526,010)	$—	$—	$(6,526,010)
Swap Contracts	$—	$(48,142)	$—	$(48,142)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
LVIP Delaware Diversified Income Fund–26